Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Operating Segments - Underwriting Operations	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Underwriting Margin	12.60%	11.20%	5.10%
Combined ratio	87.40%	88.80%	94.90%
Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	12.50%	11.40%	5.90%
Combined ratio	87.50%	88.60%	94.10%
Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	13.00%	10.60%	1.20%
Combined ratio	87.00%	89.40%	98.80%